PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of obligations and plan assumptions
Principal actuarial assumptions used:

December 31 (weighted average percent)	2017	2016
Discount rate	3.6%	3.9%
Future pension earning increases	4.0%	4.0%
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

December 31 (years)	2017	2016
Longevity at age 65 for current pensioners
Males	21.7	21.6
Females	24.1	24.0
Longevity at age 65 for current member aged 45
Males	22.8	22.7
Females	25.1	25.0

December 31 ($ millions)	2017	2016
Registered defined benefit net obligation	10	16
Supplemental defined benefit net obligation	11	10
Other accrued benefit obligations	1	1
Net employee benefit obligations	22	27

Disclosure of analysis of present value of defined benefit obligations
Defined benefit obligations

December 31	2017		2016
($ millions)	Registered Plan	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations		11		10
Present value of funded obligations	192		180
Total present value of obligations	192	11	180	10
Fair value of plan assets	182		164
Recognized liability for defined benefit obligations	(10)	(11)	(16)	(10)

Disclosure of fair value of plan assets	Registered defined benefit pension plan assets comprise

December 31 (percentages)	2017	2016
Equity securities	65%	61%
Debt	35%	38%
Other		1%
	100%	100%

Disclosure of movement in benefit obligation and plan assets, recognized expenses, and actuarial gains and losses
Actuarial gains and losses recognized in other comprehensive income

	2017			2016
($ millions)	Registered Plan	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	(25)	(1)	(26)	(20)	(1)	(21)
Remeasurements gain:			—			—
Actuarial gain (loss) arising from
Demographic assumptions			—	(1)		(1)
Financial assumptions	(4)		(4)	(5)		(5)
Experience adjustments	1		1	(3)		(3)
Return on plan assets excluding interest income	6		6	4		4
Recognized during the period after tax	3	—	3	(5)		(5)
Balance at December 31	(22)	(1)	(23)	(25)	(1)	(26)
Movement in the present value of the defined benefit pension obligation

	2017		2016
($ millions)	Registered Plan	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	180	10	160	8
Benefits paid by the plan	(13)		(8)
Current service costs	14		11
Interest expense	7		6
Actuarial losses in other comprehensive income	4	1	11	2
Defined benefit obligations at December 31	192	11	180	10
Movement in the present value of registered defined benefit pension plan assets

($ millions)	2017	2016
Fair value of plan assets at January 1	164	146
Contributions paid into the plan	16	15
Benefits paid by the plan	(13)	(8)
Return on plan assets	8	5
Interest income	7	6
Fair value of registered plan assets at December 31	182	164
Expense recognition in earnings

Registered Plan
Year Ended December 31 ($ millions)	2017	2016
Current service costs	14	11
Interest on obligation	7	6
Expected return on plan assets	(7)	(6)
	14	11
The expense is recognized in the following line items in the statement of comprehensive income:

Year Ended December 31 ($ millions)	2017	2016
Registered Plan
Operating expenses	7	5
General and administrative expense	7	6
	14	11